Differences between Japanese Tax Rates and Effective Tax Rates (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Japanese statutory tax rate	40.80%	40.80%	40.80%
Increase (decrease) in tax rates resulting from
Change in valuation allowance	(5.40%)	(4.90%)	24.40%
Expenses not deductible for tax purposes	0.10%	1.50%	6.80%
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(6.70%)	(8.30%)	(22.60%)
Tax credit for research and development expenses	0.00%	(1.30%)
Realization of loss for investment in a subsidiary			(10.20%)
Other, net	1.00%	1.60%	(0.20%)
Effective tax rate	29.80%	29.40%	39.00%